Note 29 Leverage ratio (Details) - EUR (€) € in Millions	Jun. 30, 2025 [1]	Dec. 31, 2024
Leverage ratio [Line Items]
Tier 1	€ 57,123	€ 56,822
Exposure to leverage ratio	€ 824,769	€ 834,488
Leverage ratio	6.93%	6.81%

[1]	(1) Provisional data.